TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable by type of customer

	December 31,	December 31,
	2020	2019
Domestic customers
Third parties	970,796	1,027,035
Related parties (Note 11) (1)	47,685	23,760

Foreign customers
Third parties	1,938,614	2,027,018

(-) Expected credit losses	(41,889)	(41,996)
	2,915,206	3,035,817
1)	The balance refers to transactions with Ibema, an entity that is not consolidated by the Company.

Schedule of trade accounts receivable by maturity

	December 31,	December 31,
	2020	2019
Current	2,603,229	2,552,459
Overdue
Up to 30 days	209,210	180,909
From 31 to 60 days	51,420	148,388
From 61 to 90 days	2,062	20,448
From 91 to 120 days	6,665	20,680
From 121 to 180 days	8,618	17,899
More than 180 days	34,002	95,034
	2,915,206	3,035,817

Schedule of rollforward of expected credit losses, trade accounts receivable

	December 31,	December 31,
	2020	2019

Beginning balance	(41,996)	(37,179)
Business combination		(5,947)
Addition	(9,350)	(18,650)
Reversal	3,328	6,364
Write-off	7,737	13,383
Exchange rate variation	(1,608)	33
Ending balance	(41,889)	(41,996)